UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

 (Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

(Name and address of agent for service)

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

New York Equity Fund

ACTIVE POWER

Ticker Symbol:ACPW	Cusip Number: 00504w100
Record Date: 2/13/2004	Meeting Date: 4/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT DIRECTORS OF ACTIVE POWER	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG AS INDEPENENT AUDITORS FOR THE FISCAL YEAR ENDING DEC. 31, 2004	FOR	ISSUER	FOR	WITH

ALBANY MOLECULAR RESEARCH, INC

Ticker Symbol:AMRI	Cusip Number: 012423109
Record Date: 3/24/2004	Meeting Date: 5/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION O FDIRECTORS	FOR	ISSUER	FOR	WITH

AROTECH CORP.

Ticker Symbol:ARTX	Cusip Number: 042682104
Record Date: 4/16/2004	Meeting Date: 6/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO FIX THE NUMBER OF CLASS LLL DIRECTORS AT 3 AND TO ELECT 3 CLASSLLL DIRECTORS FOR A 3 YEAR TERM ENDING IN 2007	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF KOST, FORER, GABBAY & KASSIERER INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS IN ISREAL AND A MEMBER FIRM OF ERNST & YOUNG INTERMATIONAL, AS OUR INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004	FOR	ISSUER	FOR	WITH
3	TO AMEND OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE OUR AUTHORIZED COMMON STOCK FROM 100,000,000 SHARES TO 250,000,000 SHARES	ABSTAINED	ISSUER	WITH
4	TOAMEND THE TERMS OF OUR 1995 NON-EMPLOYEE DIRECTOR STOCK OPTION PLAN TO INCREASE INITAL GRANTS TO NEW DIRECTORS FROM 25,000 TO 50,000 OPTIONS, AND TO INCREASE ANNUAL GRANTS TO DIREDTORS FROM 10,000 TO 35,000 OPTIONS	FOR	ISSUER	FOR	WITH
5	TO APPROVE AND ADOPT THE 2004 STOCK OPTION AND RESTRICTED STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH

CITIGROUP INC.

Ticker Symbol:C	Cusip Number: 172967101
Record Date: 2/27/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE ON DIRECTORS-PROPOSAL TO ELECT 15 DIRECTORS TO A ONE YEAR TERM.	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF KPMG LLP AS CITIGROUPS INDEPENDENT AUDITORS FOR 2004.	FOR	ISSUER	FOR	WITH
3	STOCKHOLDER PROPOSAL REQUESTING A CURB ON EXECUTIVE COMPENSATION, NO FUTURE STOCK OPTION GRANTS AND NO RENEWALS OR EXTENSIONS OF OPTION PLANS.	AGAINST	STOCKHOLDER	AGAINST	WITH
4	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON POLITICAL CONTRIBUTIONS.	AGAINST	STOCKHOLDER	AGAINST	WITH
5	STOCKHOLDER PROPOSAL REQUESTING A DISCONTINUATION OF ALL RIGHTS, OPTIONS, SAR'S AND POSSIBLE SEVERANCE PAYMENTS TO THE TOP 5 OF MANAGEMENT	AGAINST	STOCKHOLDER	AGAINST	WITH
6	STOCKHOLDER PROPOSAL REQUESTING THAT CHAIRMAN OF THE BOARD HAVE NO MANAGEMENT DUTIES, TITLES OR RESPONSIBILITIES.	AGAINST	STOCKHOLDER	AGAINST	WITH

CORNING

Ticker Symbol:GLW	Cusip Number: 219350105
Record Date: 3/1/2004	Meeting Date: 4/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSE-COOPERS LLP AS INDEPENDENT AUDITORS FOR YEAR ENDING DEC 31, 2004	FOR	ISSUER	FOR	WITH
3	SEVERANCE AGREEMENTS WITH SENIOR EXECUTIVES	FOR	ISSUER	FOR	WITH

EASTMAN KODAK

Ticker Symbol:EK	Cusip Number: 277461109
Record Date: 3/15/2004	Meeting Date: 5/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF ELECTION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH
3	RE-APPROVAL OF MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE 2000 OMNIBUS LONG-TERM COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL REQUESTING ADOPTION OF A CHEMICALS POLICY	AGAINST	ISSUER	AGAINST	WITH
5	SHAREHOLDER PROPOSAL REQUESTING LIMITS ON COMPENSATION OF CERTAIN EXECUTIVES	AGAINST	ISSUER	AGAINST	WITH

GOLMAN SACHS

Ticker Symbol:GS	Cusip Number: 38141g104
Record Date: 2/2/2004	Meeting Date: 3/31/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPOINTMENT BY THE AUDIT COMMITTEE OF THE BBOARD OF DIRECTORS OF PRICEWATERHOUSE-COOPERS LLP AS INDEPENDENT AUDITORS FOR THE 2004 FISCAL YEAR.	FOR	ISSUER	FOR	WITH
3	ANNUAL ELECTION OF ALL DIRECTORS TO THE BOARD OF DIRECTORS	AGAINST	ISSUER	AGAINST	WITH

JETBLUE AIRWAYS CORPORATION

Ticker Symbol:JBLU	Cusip Number: 477143101
Record Date: 5/12/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ELECT 3 CLASS LL DIRECTORS FOR TERMS EXPIRING IN 2007	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APOINTMENT OF ERNST YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DEC. 31, 2004	FOR	ISSUER	FOR	WITH

LEHMAN BROTHERS HOLDINGS INC.

Ticker Symbol:LEH	Cusip Number: 524908100
Record Date: 2/13/2004	Meeting Date: 4/2/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF CLASS LL DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF ERNST & YOUN LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR 2004	FOR	ISSUER	FOR	WITH

LIGAND PHARMACEUTICALS

Ticker Symbol:LGND	Cusip Number: 53220k207
Record Date: 4/30/2004	Meeting Date: 6/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENT OF 2002 STOCK OPTION/STOCK ISSUANCE PLAN	FOR	ISSUER	FOR	WITH
3	AMENDMENT TO COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION	FOR	ISSUER	FOR	WITH

M & T BANK

Ticker Symbol:MTB	Cusip Number: 55261f104
Record Date: 2/27/2004	Meeting Date: 4/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO RATIFY APPOINTMENT OF PRICEWATERHOUSE-COOPERS LLP AS THE INDEPENDENT PUBLIC ACCOUNTANT FOR THE YEAR ENDING DEC. 31,2004	FOR	ISSUER	FOR	WITH

MECHANICAL TECHNOLOGY INC.

Ticker Symbol:MKTY	Cusip Number: 583538103
Record Date: 4/26/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE PRIVATE PLACEMENT OF THE COMPANY'S COMMON STOCK TO FLETCHER INTERNATIONAL, LTD	FOR	ISSUER	FOR	WITH
3	TO RATIFY THE SELECTION OF PRICEWATERHOUSE-COOPERS LLP AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DEC. 31, 2004	FOR	ISSUER	FOR	WITH

MERRILL LYNCH & CO.

Ticker Symbol:MER	Cusip Number: 590018810
Record Date: 2/24/2004	Meeting Date: 4/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE ELETION TO THE BOARD OF DIRECTORS OF THE 2 NOMINEES FOR A TERM OF 3 YEARS.	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR	FOR	ISSUER	FOR	WITH
3	INSTITUTE CUMULATIVE VOTING	FOR	ISSUER	FOR	WITH
4	INDEPENDENT CHAIRMAN SEPERATE FROM CHIEF EXECUTIVE OFFICER	FOR	ISSUER	FOR	WITH

PFIZER INC.

Ticker Symbol:PFE	Cusip Number: 717081103
Record Date: 2/27/2004	Meeting Date: 4/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE KPMG LLP AS INDEPENDENT AUDITOR FOR 2004	FOR	ISSUER	FOR	WITH
3	A PROPOSAL TO APPROVE THE PFIZER 2004 STOCK PLAN.	FOR	ISSUER	FOR	WITH
4	PROPOSAL REQUESTING REVIEW OF ECONOMIC EFFECTS OF THE HIV/AIDS, TB AND MALARIA PANDEMICS ON THE COMPANY'S BUSISNESS STRATEGY	AGAINST	STOCKHOLDER	AGAINST	WITH
5	PROPOSAL RELATIONG TO POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	PROPOSAL RELATING TO AN ANNUAL REPORT ON CORPORATE RESOURCES DEVOTED TO SUPPORTING POLITICAL ENTITIES OR CANDIDATES.	AGAINST	STOCKHOLDER	AGAINST	WITH
7	PROPOSAL SEEKING TO IMPOSE TERM LIMITS ON DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
8	PROPOSAL REQUESTING A REPORT ON INCREASING ACCESS TO PFIZER JPRODUCTS	AGAINST	STOCKHOLDER	AGAINST	WITH
9	PROPOSAL ON STOCK OPTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
10	PROPOSAL ON IN VITRO TESTING	ABSTAINED	STOCKHOLDER	WITH

PLUG POWER INC.

Ticker Symbol:PLUG	Cusip Number: 72919p103
Record Date: 3/26/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF 3 CLASS LLL DIRECTORS, EACH TO HOLD OFFICE UNTIL THE COMPANY'S 2007 ANNUAL MEETING OF STOCKHOLDERS AND UNTIL HIS SUCCESSOR IS DULY ELEDTED AND SPECIFIED.	FOR	ISSUER	FOR	WITH

REGENERON PHARMACEUTICALS, INC

Ticker Symbol:REGN	Cusip Number: 75886f107
Record Date: 4/16/2004	Meeting Date: 6/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	TO APPROVE PWC AS INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH
3	TO AMEND 2000 LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES RESERVED FOR ISSUANCE BY 7.5 MILLION.	FOR	ISSUER	FOR	WITH

SIEBERT FINANCIAL CORP.

Ticker Symbol:SIEB	Cusip Number: 826176109
Record Date: 5/28/2004	Meeting Date: 6/30/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT 7 DIRCTORS	FOR	ISSUER	FOR	WITH

THE BANK OF NEW YORK COMPANY, INC

Ticker Symbol:BK	Cusip Number: 064057102
Record Date: 2/23/2004	Meeting Date: 4/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO COMPANY'S 2004 MANAGEMENT INCENTIVE COMPENSATION PLAN	FOR	ISSUER	FOR	WITH
4	SHAREHOLDER PROPOSAL WITH RESPECT TO POLITICAL CONTRIBUTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST
5	SHAREHOLDER PROPOSAL WITH RESPECT TO EXECUTIVE COMPENSATION	FOR	STOCKHOLDER	AGAINST	AGAINST
6	SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPENSATION OF THE RISK COMMITTEE	ABSTAINED	ISSUER	AGAINST	AGAINST
7	SHAREHOLDER PROPOSAL WITH RESPECT TO THE COMPANY'S RIGHTS PLAN.	FOR	STOCKHOLDER	AGAINST	AGAINST

THE BEAR STEARNS COMPANIES INC.

Ticker Symbol:BSC	Cusip Number: 073902108
Record Date: 2/19/2004	Meeting Date: 3/31/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENT TO THE CAPITAL ACCUMULATION PLAN FOR SENIOR MANAGING DIRECTORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO THE STPCK AWARD PLAN	FOR	ISSUER	FOR	WITH
4	APPROVAL OF THE RESTRICTED STOCK UNIT PLAN, AS AMENDED	FOR	ISSUER	FOR	WITH
5	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING NOVEMBER 30, 2004	FOR	ISSUER	FOR	WITH

TIME WARNER INC.

Ticker Symbol:TWC	Cusip Number: 887317105
Record Date: 5/23/2004	Meeting Date: 5/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	STOCKHOLDERS PROPOSAL REGARDING CHINA BUSINESS PRINCIPA;S	AGAINST	ISSUER	AGAINST	WITH
4	STOCKHOLDER PROPOSAL REGARDING REPORT ON PAY DISPARITY	AGAINST	ISSUER	AGAINST	WITH

TRAVELERS PROPERTY CASUALTY CORP.

Ticker Symbol:TAPA	Cusip Number: 89420G406
Record Date: 2/6/2004	Meeting Date: 3/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO APPROVE THE AGREEMENT AND PLAN OF MERGER DATED AS OF NOVEMBER 16, 2003, AMONG THE ST. PAUL COMPANIES, INC. TRAVELERS PROPERTY CASUALTY CORP. AND ADAMS ACQUISITION CORP.	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

* Gregg A. Kidd

Chief Executive Officer

By /s/Daniel F. Raite

* Daniel F. Raite

Chief Financial Officer

Date: August 27, 2004

*Print the name and title of each signing officer under his or her signature.